TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Income Tax [Line Items]
Federal corporate income tax rate	25.00%	25.00%	25.00%
Statutory reserves		¥ 251,905,070		$ 54,302,892	¥ 351,763,271
Impact of change of enacted tax rate	¥ 24,896,609	¥ 53,444,015	¥ 102,332,587
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%
Reduced statutory rate	15.00%
Dividend distribution witholding tax	10.00%
Statutory reserves					2,118,776,728
Deferred tax liability reinvested earnings					¥ 105,938,836
CHINA [Member] | Minimum [Member]
Income Tax [Line Items]
Dividend distribution witholding tax	5.00%
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate	16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate	29.22%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate	38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate	8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate	33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate	31.40%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate	33.33%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate	23.00%
UNITED STATES [Member]
Income Tax [Line Items]
State/Province tax rate	8.84%
UNITED STATES [Member] | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
UNITED STATES [Member] | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate	35.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
State/Province tax rate	11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	30.00%
SOUTH AFRICA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	28.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate	30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%